Financial risk management and derivative financial instruments - Summary of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	$ 1	$ 8
Non-current derivative financial assets		7
Current derivative financial assets	1	1
Non-current liabilities	(20)
Hedging instruments [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	(19)	8
Non-current Assets [member] | Hedging instruments [member]
Disclosure Of Derivative Financial Instruments [line items]
Non-current derivative financial assets		7
Current assets [member] | Hedging instruments [member]
Disclosure Of Derivative Financial Instruments [line items]
Current derivative financial assets	1	1
Non-current liabilities [member] | Hedging instruments [member]
Disclosure Of Derivative Financial Instruments [line items]
Non-current liabilities	(20)
Short-dated foreign exchange swaps [Member] | Hedging instruments [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	1	1
Currency swaps [member] | Hedging instruments [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	$ (20)	$ 7